SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Offsetting Assets [Line Items]
Note derivative balance	$ 3,801,381	$ 10,489,606
Note derivative (gain) loss	(18,802,476)	(10,950,017)
Profit Guaranty [Member]
Offsetting Assets [Line Items]
Note derivative balance		1,456,854
Note derivative (gain) loss		395,304
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	6,958	101,924
Note derivative (gain) loss	(94,966)	(2,611,410)
Underwriter Warrants [Member]
Offsetting Assets [Line Items]
Note derivative balance	651	6,531
Note derivative (gain) loss	(5,880)	(57,951)
Other Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss		(1,604,413)
Warrants Issued With Common Stock [Member]
Offsetting Assets [Line Items]
Note derivative balance		6,109,559
Note derivative (gain) loss	(5,085,897)	(6,170,728)
Warrants Issued With Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance		2,814,738
Note derivative (gain) loss		$ (900,819)
Warrants Issued With Notes Payable One [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss	(14,402,996)
Warrants Issued With Notes Payable Two [Member]
Offsetting Assets [Line Items]
Note derivative balance	62,261
Note derivative (gain) loss	(228,353)
Warrants Issued With Notes Payable Three [Member]
Offsetting Assets [Line Items]
Note derivative balance	3,731,511
Note derivative (gain) loss	$ 1,010,316